Trade and other receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Trade and other receivables
Trade and other receivables	R 37,963	R 35,180
Other receivables (non-financial assets)	1,862	89
Duties recoverable from customers	616	92
Prepaid expenses and other	2,046	1,995
Value added tax	3,375	2,730
Total trade and other current receivables	45,862	40,086
Receivables for proceeds on disposal of Uzbekistan GTL LLC	1,200	1,400
Cost
Trade and other receivables
Trade receivables	32,028	30,370
Other receivables (financial assets)	6,019	5,333
Related party receivables	686	378
third parties	56	53
equity accounted investments	630	325
Impairment
Trade and other receivables
Trade and other receivables	R (770)	R (901)